Borrowings	12 Months Ended
Mar. 31, 2023
Subordinated Borrowings [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022

Short-term loans from related parties	$94,647	$-
Short-term loans from third-party individuals	72,806	-
Total short-term borrowings	$167,453	$-

Short-term borrowings included loans from various individuals and entities that are unsecured. Short-term loans from related parties represents the loan of $94,647 the Company borrowed from Jun Zheng, which is valid from January 18, 2023 to January 17, 2024 and bear interest of 6%. Short-term loans from third-party individuals represents the loan of $72,806 the Company borrowed from one unaffiliated individual which is valid from March 24, 2023 to March 23, 2024 and bears interest of 12%.

As of March 31, 2023 and 2022, the total amount of these loans was $167,453 and $0, respectively. The Company recorded interest expenses of $9,706 and $0 on these short-term loans for the years ended March 31, 2023 and 2022, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022
Car loans
Current portion	$7,863	$11,404
Non-current portion	30,495	-
Total car loans	$38,358	$11,404

	As of March 31,
	2023	2022
Bank loans
Current portion	$-	$-
Non-current portion	87,367	-
Total long-term bank loans	$87,367	$-

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of March 31, 2023 and 2022, the total amount of these loans was $87,367 and $0, respectively. The Company recorded interest expenses for the bank loans of $2,202 and $0 for the years ended March 31, 2023 and 2022, respectively.

As of March 31, 2023, one car loan of $38,358 at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028. As of March 31, 2022, one car loan of $11,404 at 9.5% annual interest rate was valid from July 1, 2019 to June 30, 2022 and was fully settled for the year ended March 31, 2023. Both cars were pledged as collateral for loans until full settlement. The Company recorded interest expenses for the car loans of $1,139 and $3,618 for the years ended March 31, 2023 and 2022, respectively.

Future loan payments as of March 31, 2023 is as follows:

	RMB	USD

One year	1,204,000	$175,316
Two years	54,000	7,863
Three years	654,000	95,230
Four years	54,000	7,863
Five years and thereafter	47,430	6,553
Total payment	2,013,430	$293,178